Leases (Details)		9 Months Ended	12 Months Ended
	Aug. 20, 2019	Mar. 31, 2026	Jun. 30, 2025	Aug. 31, 2020
Leases (Details) [Line Items]
Lease agreement term	63 months			39 months
Mature date	Oct. 20, 2024
Number of active leases			2
Short term lease, initial term		12 months	12 months
Lease term		5 years
Minimum [Member]
Leases (Details) [Line Items]
Lease term			1 year
Lease term		1 year
Maximum [Member]
Leases (Details) [Line Items]
Lease term			3 years
Lease term		3 years